JPMorgan SmartRetirement® Blend 2040 Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.4%
Fixed Income — 21.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	13,874	143,596
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	59,472	431,168
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,236	20,939
JPMorgan High Yield Fund Class R6 Shares (a)	14,247	92,464
Total Fixed Income		688,167
International Equity — 3.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,488	120,071
U.S. Equity — 41.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	13,997	1,369,494
Total Investment Companies (Cost $1,504,862)		2,177,732
Exchange-Traded Funds — 31.9%
Alternative Assets — 1.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	536	51,236
International Equity — 23.5%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,841	121,021
JPMorgan BetaBuilders International Equity ETF (a)	8,897	650,594
Total International Equity		771,615
U.S. Equity — 6.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,377	149,284
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	997	74,822
Total U.S. Equity		224,106
Total Exchange-Traded Funds (Cost $723,660)		1,046,957
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $5,152)	5,128	5,144
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $55,798)	55,798	55,798
Total Investments — 100.1% (Cost $2,289,472)		3,285,631
Liabilities in Excess of Other Assets — (0.1)%		(4,020)
NET ASSETS — 100.0%		3,281,611

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	198	06/18/2026	USD	24,861	(198)
S&P Midcap 400 E-Mini Index	97	06/18/2026	USD	32,956	319
MSCI ACWI Index	166	06/19/2026	USD	8,096	(247)
					(126)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$1,046,957	$—	$—	$1,046,957
Investment Companies	2,177,732	—	—	2,177,732

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$5,144	$—	$5,144
Short-Term Investments
Investment Companies	55,798	—	—	55,798
Total Investments in Securities	$3,280,487	$5,144	$—	$3,285,631
Appreciation in Other Financial Instruments
Futures Contracts	$319	$—	$—	$319
Depreciation in Other Financial Instruments
Futures Contracts	$(445)	$—	$—	$(445)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(126)	$—	$—	$(126)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$109,819	$21,409	$25,176	$2,782	$12,187	$121,021	1,841	$3,157	$2,820
JPMorgan BetaBuilders International Equity ETF (a)	593,954	67,858	64,131	5,695	47,218	650,594	8,897	17,032	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	47,880	6,153	5,066	335	1,934	51,236	536	1,155	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	135,987	9,916	12,046	765	14,662	149,284	1,377	1,484	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	68,335	2,939	5,668	342	8,874	74,822	997	703	—
JPMorgan Core Bond Fund Class R6 Shares (a)	128,481	24,750	9,591	(119)	75	143,596	13,874	4,382	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	385,029	74,053	27,858	(4,709)	4,653	431,168	59,472	15,769	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	18,822	2,436	752	(32)	465	20,939	3,236	990	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	109,189	14,873	23,203	4,712	14,500	120,071	5,488	4,355	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,255,914	92,183	38,381	3,247	56,531	1,369,494	13,997	11,735	2,200
JPMorgan High Yield Fund Class R6 Shares (a)	82,925	16,808	6,293	(303)	(673)	92,464	14,247	4,357	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	139	139	—	—	—	—	— (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	48,468	244,687	237,357	—	—	55,798	55,798	1,564	—
Total	$2,984,803	$578,204	$455,661	$12,715	$160,426	$3,280,487		$66,683	$5,020

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
(c)	Amount rounds to less than one thousand.